Braddock Multi-Strategy Income Fund (the “Fund”)
Class A Shares (BDKAX)
Class C Shares (BDKCX)
Institutional Shares (BDKNX)
A series of Investment Managers Series Trust

Supplement dated April 28, 2016 to the
Prospectus dated December 31, 2015, as supplemented, and the Summary Prospectus dated January 22, 2016

Effective May 1, 2016, the Fund is lowering the sales charge for Class A Shares from 5.75% to 4.25%. Accordingly, the following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” beginning on page 3 of the Prospectus and page 1 of the Summary Prospectus:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Shares of the Fund. More information about these fees and other discounts is available from your financial professional and in the sections titled “Sales Charge Schedule—Class A Shares” and “Reduced Sales Charges – Class A Shares” beginning on page 35 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)		Class A Shares		Class C Shares		Institutional Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		4.25%(1)		None		None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)		1.00%(2)		1.00%(2)		None
Wire fee		$20		$20		$20
Overnight check delivery fee for weekday		$25		$25		$25
Retirement account fees (annual maintenance fee)		$15		$15		$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		1.25%		1.25%		1.25%
Distribution and service (Rule 12b-1) fees		0.25%		1.00%		None
Other expenses (3)		0.59%		0.59%		0.59%
Shareholder service fee	0.15%		0.15%		0.15%
All other expenses	0.44%		0.44%		0.44%
Acquired fund fees and expenses (3)		0.01%		0.01%		0.01%
Total annual fund operating expenses		2.10%		2.85%		1.85%
Fee waiver and/or expense reimbursements (4)		(0.34%)		(0.34%)		(0.34%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements		1.76%		2.51%		1.51%

[1]	No initial sales charge is applied to purchases of $1 million or more.
[2]	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain Class A Share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of purchase.

[3]	“Other expenses” and “acquired fund fees and expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[4]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.75%, 2.50% and 1.50% of the average daily net assets of the A Shares, C Shares and Institutional Shares, respectively. This agreement is in effect until April 30, 2017, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years
Class A Shares	$596	$1,024
Class C Shares	$357	$851
Institutional Class Shares	$154	$549

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years
Class C Shares	$254	$851

In addition, the following replaces the first paragraph and table under the section entitled “Choosing a Share Class” beginning on page 33 of the Prospectus:

Choosing a Share Class

The Fund offers three classes of shares, each of which is designed for specific investors. Sales charges and fees may vary considerably between the Fund’s classes. You should carefully consider the differences in the fee and sales charge structures. Please review the Fee Table and Sales Charge Schedules before investing in the Fund. You may also want to consult with a financial advisor in order to help you determine which class is most appropriate for you. The following is a summary of the differences between Class A Shares, Class C Shares, and Institutional Class Shares of the Fund:

Class A Shares	Class C Shares	Institutional Class Shares
• Designed for retail investors	• Designed for retail investors (available for purchase only through an approved broker-dealer or financial intermediary)
• Designed for institutions (financial institutions, corporations, trusts, estates and religious and charitable organizations) investing for proprietary programs and firm discretionary accounts, corporate benefit plans, clients of the Advisor, trustees or officers of the Trust, directors, officers, employees of the Advisor, the Distributor or any of their affiliates or the spouse, life-partner, parent, child, sibling or other close family member

• Initial sales charge of 4.25% or less • No initial sales charge applied to purchases of $1 million or more	• No initial sales charge Maximum investment amount $999,999	• No initial or deferred sales charge
• Deferred sales charge of 1.00% on purchases of $1 million or more on all fund shares liquidated in whole or in part within 12 months of purchase
• Rule 12b-1 distribution or shareholder liaison service fee equal to 0.25% of the class’ average daily net assets
• Shareholder service fee of up to 0.15% of the class’ average daily net assets

• Deferred sales charge of 1.00% on purchases of fund shares liquidated in whole or in part within 12 months of purchase
• Rule 12b-1 distribution fee equal to 0.75/0.25% breakdown of the class’ average daily net assets for distribution and shareholder liaison service fee, respectively
• Higher expense ratio than A Shares due to higher Rule 12b-1 distribution/shareholder liaison service fee
• Shareholder service fee of up to 0.15% of the class’ average daily net assets

• No Rule 12b-1 distribution/service fee
• Lower expense ratio than A Shares and C Shares because no Rule 12b-1 distribution fees or shareholder liaison service fees
• Shareholder service fee of up to 0.15% of the class’ average daily net assets

The following replaces the first paragraph and table under the section entitled “Sales Charge Schedule – Class A Shares” beginning on page 34 of the Prospectus:

Sales Charge Schedule—Class A Shares. Class A shares of the Fund are sold at the offering price, which is NAV plus an initial maximum sales charge that varies with the amounts you invest as shown in the following chart. This means that part of your investment in the Fund will be used to pay the sales charge.

	Sales Charge (Load) as % of:
Amount of Purchase	Public Offering Price	Net Asset Value(1)	Broker/Dealer Reallowance %
Less than $50,000	4.25%	4.44%	4.25%
At least $50,000 but less than $100,000	3.75%	3.90%	3.75%
At least $100,000 but less than $250,000	3.25%	3.36%	3.25%
At least $250,000 but less than $500,000	2.50%	2.56%	2.50%
At least $500,000 but less than $1,000,000	2.00%	2.04%	2.00%
$1,000,000 and greater(2)	None	None	None

(1)	Rounded to the nearest one-hundredth percent. Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
(2)	No initial sales charge applies on purchases of $1 million or more. A CDSC of up to 1.00% of the offering price will be charged on purchases of $1 million or more that are redeemed in whole or in part within twelve months of purchase.

In addition, the address for Braddock Financial LLC, Sub-Advisor to the Fund, has changed. Accordingly, the first sentence in the third paragraph under the section entitled “The Advisor and Sub-Advisor” on page 20 of the Prospectus is deleted and replaced with the following:

Braddock Financial LLC (“Braddock”), located at 1125 17th Street, Suite 1510, Denver, CO 80202, serves as the Fund’s Sub-advisor pursuant to an investment Sub-advisory agreement (the “Sub-advisory Agreement”).

Further, the information under “Sub-Advisor” on page 46 of the Prospectus is deleted and replaced with the following:

Braddock Financial LLC
1125 17th Street
Suite 1510
Denver, Colorado 80202

Please file this Supplement with your records.